INCOME TAXES - Operating Losses (Details) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 110,900
Liberia, Basque Country in Spain, Netherlands, Romania and United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	1,233
Unrecognized	6,059
Total	7,292
Liberia, Basque Country in Spain, Netherlands, Romania and United States | Tax Year 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	26
Unrecognized	4
Total	30
Liberia, Basque Country in Spain, Netherlands, Romania and United States | Tax Year 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	10
Unrecognized	60
Total	70
Liberia, Basque Country in Spain, Netherlands, Romania and United States | Tax Year 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	73
Unrecognized	149
Total	222
Liberia, Basque Country in Spain, Netherlands, Romania and United States | Tax Year 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	44
Unrecognized	909
Total	953
Liberia, Basque Country in Spain, Netherlands, Romania and United States | Tax Year 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	231
Unrecognized	608
Total	839
Liberia, Basque Country in Spain, Netherlands, Romania and United States | Tax Year 2022 Through 2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	849
Unrecognized	4,329
Total	$ 5,178